CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net (loss) income	$ (1,688,903)	$ (1,249,881)	$ 1,208,696
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Depreciation of property and equipment	638,612	18,652	15,891
Amortization of intangible assets	32,365	0
Amortization of land use right	15,690	0	0
Non-cash lease expenses	86,911	91,386	41,524
Loss from disposal of property and equipment	0	607	37,468
Share-based compensation	2,832,500	2,288,251	0
Changes in operating assets and liabilities:
Accounts receivable, net	1,932,649	(1,504,828)	(343,165)
Contract receivable, net	1,898,236	2,781,603	(719,615)
Advance to suppliers	4,223,766	(4,355,926)	756,846
Inventory, net	(8,368)	199	(185,985)
Prepaid expenses and other current assets	(3,050,385)	33,653	128,658
Accounts payable	(3,438,152)	40,239	66,961
Contract liabilities	8,336,652	462,253	(421,834)
Taxes payable	649,753	90,150	191,373
Operating lease liabilities	97,222	(67,754)	(60,907)
Accrued expenses and other current liabilities	(12,134,951)	(40,842)	(80,097)
Net cash provided by (used in) operating activities	423,597	(1,412,238)	635,814
Purchase of property and equipment	(612,955)	(4,439)	(21,230)
Prepayment for acquisitions	0	(1,474,217)	0
Advance to a related party	0	0	(1,374,895)
Acquisitions of subsidiaries, net of cash	(31,938,273)	0	0
Repayment of advance from related parties	0	1,471,113	0
Net cash used in investing activities	(32,551,228)	(7,543)	(1,396,125)
Proceeds from advance from a related party	0	9,415	0
Proceeds from loans from third parties	996,610	0	0
Repayment of due to a related party	(91,308)	0	(1,439,799)
Net proceeds from issuance of ordinary shares	11,989,949	29,047,088	5,405,451
Net cash provided by financing activities	12,895,251	29,056,503	3,965,652
Effect of changes of foreign exchange rates on cash	204,030	34,250	99,829
Net (decrease) increase in cash	(19,028,350)	27,670,972	3,305,170
Cash, beginning of year	32,678,421	5,007,449	1,702,279
Cash, end of year	13,650,071	32,678,421	5,007,449
Supplemental disclosure of cash flow information:
Cash paid for interest expense	2,399	40,555	2,697
Cash paid for income tax	0	0	20,775
Supplemental disclosure of non-cash investing and financing activities
Right-of-use assets obtained in exchange for operating lease obligations	$ 0	$ 0	$ 180,528